OUTLOOK FUNDS TRUST
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

February 5, 2014

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Outlook Funds Trust (the "Trust" or "Registrant") File Nos. 811-22909/333-192063 Post-Effective Amendment ("PEA") No. 1

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding an Investor Class of shares to Registrant's separate series, the 3D Printing and Technology Fund (the "Fund"). The Registrant is also making updates to the Fund's currently effective Registration Statement as required by Form N-1A. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment.

If you have any questions or comments concerning the foregoing, please the undersigned at (207) 347-2075 or by email at dave.faherty@atlanticfundservices.com.

Sincerely,

/s/ Dave Faherty

Dave Faherty

cc: Aisha Hunt, Esq.
Sheelyn Michael, Esq.
Dechert, LLP